Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment
11.
PROPERTY, PLANT AND EQUIPMENT

	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$
Cost
As at December 31, 2023	5,203	2,716	3,456	11,375
Additions	660	-	311	971
Disposals	-	-	(701)	(701)
As at December 31, 2024	5,863	2,716	3,066	11,645
Additions	-	-	875	875
Disposals	-	-	(689)	(689)
As at December 31, 2025	5,863	2,716	3,252	11,831

	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$
Accumulated depreciation
As at December 31, 2023	346	140	1,644	2,130
Depreciation for the period	80	27	651	758
Disposals	-	-	(231)	(231)
As at December 31, 2024	426	167	2,064	2,657
Depreciation for the period	59	20	410	489
Disposals	-	-	(689)	(689)
As at December 31, 2025	485	187	1,785	2,457

	Buildings	Equipment and machinery	Other[1]	Total
	$	$	$	$
Net book value
As at December 31, 2024	5,437	2,549	1,002	8,988
As at December 31, 2025	5,378	2,529	1,467	9,374

[1] The “Other” category includes right of use assets with a cost of $971 and $177 of accumulated depreciation as at December 31, 2025.